Note 21 (Detail) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Pre-Impairment Amount	$ 600	[1]	$ 16,700	[1]	$ 24,100	[1]	$ 126,800	[1]
Total Losses	200		5,100		5,400		28,200
Sold and Unsold Homes and Lots Under Development [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value			10,382		4,264		63,060
Sold and Unsold Homes and Lots Under Development [Member]
Pre-Impairment Amount			14,827		6,978		81,532
Total Losses			(4,445)		(2,714)		(18,472)
Land and Land Options Held for Future Development or Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value	470		1,175		14,438		35,560
Land and Land Options Held for Future Development or Sale [Member]
Pre-Impairment Amount	635		1,864		17,131		45,294
Total Losses	$ (165)		$ (689)		$ (2,693)		$ (9,734)

[1]	Represents carrying value, net of prior period impairments, if any, at the time of recording the applicable period's impairments.